UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Annual Report
October 31, 2022

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund
Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	2.21%
Daily Money Class	2.46%
Advisor C Class	1.71%
Fidelity® Treasury Money Market Fund	2.74%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2022, the most recent period shown in the table, would have been 2.20% for Capital Reserves Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	86.2
8 - 30	2.3
31 - 60	3.5
61 - 90	5.1
91 - 180	2.7
> 180	0.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Foreign investments - 2.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Treasury Money Market Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
U.S. Treasury Debt - 28.6%
	Yield (%)(a)	Principal Amount (b)	Value ($) (000s)
U.S. Treasury Obligations - 28.6%
U.S. Treasury Bills
11/1/22 to 5/4/23	0.16 to 4.56	4,125,550	4,106,135
U.S. Treasury Notes
11/15/22 to 7/31/24 (c)	0.45 to 4.09	5,302,212	5,302,134

TOTAL U.S. TREASURY DEBT (Cost $9,408,269)			9,408,269

U.S. Treasury Repurchase Agreement - 71.4%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at
3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations): #	136,386	136,374
3.05% dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations): #	49,304	49,300
With:
ABN AMRO Bank NV at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $35,703,066, 0.38% - 4.13%, 11/30/25 - 11/15/27)	35,003	35,000
Barclays Bank PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $76,506,482, 0.00%, 4/20/23)	75,006	75,000
BNP Paribas, SA at:
3.01%, dated 9/6/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $154,741,229, 0.00% - 7.13%, 1/24/23 - 8/15/52)	152,149	151,000
3.27%, dated 9/9/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $135,288,242, 0.13% - 4.50%, 3/31/23 - 5/15/52)	133,463	132,000
CIBC Bank U.S.A. at 3.05%, dated 10/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $51,128,467, 0.13% - 3.88%, 1/15/23 - 8/15/51)	50,131	50,000
Commerz Markets LLC at 3.05%, dated:
10/25/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $66,339,359, 0.00% - 4.00%, 1/26/23 - 11/15/41)	65,039	65,000
10/26/22 due 11/2/22 (Collateralized by U.S. Treasury Obligations valued at $83,682,558, 0.25% - 2.88%, 3/31/25 - 2/15/41)	82,049	82,000
10/27/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $83,675,485, 0.63% - 4.13%, 3/31/24 - 11/15/41)	82,049	82,000
Credit AG at 3.45%, dated 9/19/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $25,605,088, 0.00%, 10/5/23)	25,218	25,000
Federal Reserve Bank of New York at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $21,414,814,172, 0.25% - 2.75%, 5/31/23 - 8/15/29)	21,414,814	21,413,000
ING Financial Markets LLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $5,107,124, 2.13%, 5/15/25)	5,000	5,000
Lloyds Bank Corp. Markets PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $26,047,262, 1.13%, 2/15/31)	25,164	25,000
2.61%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $25,660,499, 0.25% - 3.00%, 1/31/23 - 7/15/25)	25,170	25,000
2.62%, dated 8/8/22 due 11/8/22 (Collateralized by U.S. Treasury Obligations valued at $25,842,157, 0.25% - 3.00%, 6/15/23 - 8/15/49)	25,167	25,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $25,610,664, 0.25% - 3.00%, 6/15/23 - 7/15/25)	25,276	25,000
Lloyds Bank PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $38,957,455, 0.13% - 6.75%, 1/15/24 - 11/30/28)	38,250	38,000
2.63%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $13,353,782, 0.13% - 6.75%, 10/15/23 - 8/15/28)	13,089	13,000
2.89%, dated 8/26/22 due 11/28/22 (Collateralized by U.S. Treasury Obligations valued at $10,253,957, 0.13% - 6.75%, 8/15/23 - 11/30/28)	10,075	10,000
3.19%, dated 9/8/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $15,398,696, 0.13% - 6.75%, 1/15/24 - 7/31/27)	15,163	15,000
3.23%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $23,561,070, 0.13% - 6.75%, 1/15/24 - 9/30/28)	23,252	23,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $15,366,445, 0.13% - 6.75%, 1/15/24 - 7/31/27)	15,166	15,000
3.34%, dated 9/13/22 due 1/13/23 (Collateralized by U.S. Treasury Obligations valued at $15,363,248, 0.13% - 6.75%, 1/15/24 - 7/31/27)	15,170	15,000
3.68%, dated 10/17/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $15,316,116, 0.38%, 7/31/27)	15,097	15,000
Mizuho Bank, Ltd. at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $89,764,390, 0.25%, 3/15/24),	88,007	88,000
MUFG Securities EMEA PLC at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $127,474,190, 0.00% - 2.50%, 3/23/23 - 4/30/28)	125,011	125,000
Royal Bank of Canada at 3.05%, dated 10/26/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $54,087,558, 0.38% - 2.75%, 8/15/23 - 8/15/42)	53,036	53,000
SMBC Nikko Securities America, Inc. at 3.05%, dated 10/31/22 due 11/1/22 (Collateralized by U.S. Treasury Obligations valued at $714,515,325, 0.38% - 4.25%, 8/15/24 - 2/15/44)	700,059	700,000
Sumitomo Mitsui Trust Bank Ltd. at:
3.38%, dated 10/25/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $7,956,375, 2.25% - 3.25%, 8/31/24 - 2/15/52)	7,690	7,680
3.44%, dated 10/26/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,267,188, 1.63%, 8/15/29)	8,011	8,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $23,526,354)		23,526,354

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,934,623)	32,934,623
NET OTHER ASSETS (LIABILITIES) - 0.0%	13,045
NET ASSETS - 100.0%	32,947,668

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$136,374,000 due 11/01/22 at 3.05%
BofA Securities, Inc.	1,709
Sumitomo Mitsu Banking Corporation	134,665
136,374

$49,300,000 due 11/01/22 at 3.05%
BofA Securities, Inc.	7,479
Sumitomo Mitsu Banking Corporation	41,821
49,300

Fidelity® Treasury Money Market Fund
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2022

Assets
Investment in securities, at value (including repurchase agreements of $23,526,354) - See accompanying schedule Unaffiliated issuers (cost $32,934,623):		$32,934,623
Cash		313
Receivable for fund shares sold		408,691
Interest receivable		5,651
Prepaid expenses		45
Receivable from investment adviser for expense reductions		6
Other receivables		327
Total assets		33,349,656
Liabilities
Payable for investments purchased	$48,873
Payable for fund shares redeemed	316,827
Distributions payable	23,151
Accrued management fee	6,826
Distribution and service plan fees payable	1,132
Other affiliated payables	4,780
Other payables and accrued expenses	399
Total Liabilities		401,988
Net Assets		$32,947,668
Net Assets consist of:
Paid in capital		$32,947,860
Total accumulated earnings (loss)		(192)
Net Assets		$32,947,668

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value , offering price and redemption price per share ($1,486,982 ÷ 1,486,381 shares)		$1.00
Daily Money Class :
Net Asset Value , offering price and redemption price per share ($1,920,968 ÷ 1,920,679 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($122,176 ÷ 122,161 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value , offering price and redemption price per share ($29,417,542 ÷ 29,417,322 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended October 31, 2022
Investment Income
Interest		$344,132
Expenses
Management fee	$87,860
Transfer agent fees	57,114
Distribution and service plan fees	13,841
Accounting fees and expenses	1,627
Custodian fees and expenses	164
Independent trustees' fees and expenses	115
Registration fees	2,054
Audit	44
Legal	35
Miscellaneous	83
Total expenses before reductions	162,937
Expense reductions	(58,379)
Total expenses after reductions		104,558
Net Investment income (loss)		239,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(227)
Total net realized gain (loss)		(227)
Net increase in net assets resulting from operations		$239,347
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$239,574	$3,217
Net realized gain (loss)	(227)	(63)
Net increase in net assets resulting from operations	239,347	3,154
Distributions to shareholders	(239,562)	(3,193)
Share transactions - net increase (decrease)	(757,238)	4,961,953
Total increase (decrease) in net assets	(757,453)	4,961,914

Net Assets
Beginning of period	33,705,121	28,743,207
End of period	$32,947,668	$33,705,121

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	.003	.014	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.005	- B	.003	.014	.007
Distributions from net investment income	(.005)	- B	(.003)	(.014)	(.007)
Total distributions	(.005)	- B	(.003)	(.014)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.50%	.01%	.27%	1.41%	.75%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.52%	.08%	.49%	.94%	.95%
Expenses net of all reductions	.52%	.08%	.49%	.94%	.95%
Net investment income (loss)	.46%	.01%	.17%	1.40%	.76%
Supplemental Data
Net assets, end of period (in millions)	$1,487	$1,486	$1,320	$1,407	$1,201

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund Daily Money Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.004	.017	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.006	- B	.004	.017	.010
Distributions from net investment income	(.006)	- B	(.004)	(.017)	(.010)
Total distributions	(.006)	- B	(.004)	(.017)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.61%	.01%	.36%	1.66%	1.00%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.42%	.08%	.40%	.69%	.70%
Expenses net of all reductions	.42%	.08%	.40%	.69%	.70%
Net investment income (loss)	.56%	.01%	.25%	1.65%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$1,921	$1,827	$2,194	$1,934	$1,889

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund Advisor C Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.003	- B	.001	.009	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.003	- B	.001	.009	.003
Distributions from net investment income	(.003)	- B	(.001)	(.009)	(.003)
Total distributions	(.003)	- B	(.001)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.32%	.01%	.09%	.91%	.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.46%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	.81%	.08%	.57%	1.44%	1.39%
Expenses net of all reductions	.81%	.08%	.57%	1.43%	1.39%
Net investment income (loss)	.17%	.01%	.08%	.90%	.32%
Supplemental Data
Net assets, end of period (in millions)	$122	$77	$119	$72	$97

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	.005	.019	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.007	- B	.005	.019	.013
Distributions from net investment income	(.007)	- B	(.005)	(.019)	(.013)
Total distributions	(.007)	- B	(.005)	(.019)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.75%	.01%	.47%	1.95%	1.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.28%	.08%	.29%	.41%	.42%
Expenses net of all reductions	.28%	.08%	.29%	.41%	.42%
Net investment income (loss)	.70%	.01%	.36%	1.93%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$29,418	$30,315	$25,111	$14,992	$11,221

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance October 31, 2022 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	1.35%
Daily Money Class	1.60%
Fidelity® Tax-Exempt Money Market Fund	1.88%
Premium Class	2.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2022, the most recent period shown in the table, would have been 1.85% for Fidelity® Tax-Exempt Money Market Fund and 1.94% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.1
8 - 30	2.4
31 - 60	9.8
61 - 90	0.8
91 - 180	1.0
> 180	3.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.3)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 27.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.3%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 2.25% 11/7/22, LOC Bank of America NA, VRDN (b)(c)	3,700	3,700
Series 2011 B, 2.25% 11/7/22, LOC Bank of America NA, VRDN (b)(c)	2,500	2,500
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 2.26% 11/7/22, LOC Bayerische Landesbank, VRDN (c)	8,500	8,500
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 2.36% 11/7/22, VRDN (c)	10,400	10,400
West Jefferson Indl. Dev. Series 2008, 2.36% 11/7/22, VRDN (c)	11,000	11,000
TOTAL ALABAMA		36,100
Alaska - 2.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 2.32% 11/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	23,100	23,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 2.34% 11/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	16,500	16,500
Series 1994 C, 2.35% 11/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	14,400	14,400
TOTAL ALASKA		54,000
Arizona - 0.8%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 2.51% 11/7/22, VRDN (c)	15,825	15,825
Series 2009 C, 2.55% 11/7/22, VRDN (c)	6,100	6,100
TOTAL ARIZONA		21,925
Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 2.24% 11/7/22, VRDN (c)	10,000	10,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B1, 2.22% 11/7/22, VRDN (c)	3,105	3,105
TOTAL COLORADO		13,105
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 C, 2.3% 11/7/22 (Liquidity Facility Bank of America NA), VRDN (c)	12,920	12,920
Connecticut Hsg. Fin. Auth. Series E 3, 2.21% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	10,500	10,500
TOTAL CONNECTICUT		23,420
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.33% 11/7/22, VRDN (c)	2,300	2,300
Series 1999 A, 2.4% 11/7/22, VRDN (c)	3,500	3,500
TOTAL DELAWARE		5,800
Florida - 1.0%
Highlands County Health Facilities Auth. Rev. Series 2021 D, 2.2% 11/7/22, VRDN (c)	25,100	25,100
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 2.2% 11/7/22, LOC Northern Trust Co., VRDN (c)	1,800	1,800
TOTAL FLORIDA		26,900
Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.79% 11/1/22, VRDN (c)	13,000	13,000
Series 2018, 1.89% 11/1/22, VRDN (c)	8,100	8,100
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 1.86% 11/1/22, VRDN (c)	9,670	9,670
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.85% 11/1/22, VRDN (c)	1,400	1,400
Series 2008, 1.85% 11/1/22, VRDN (c)	3,710	3,710
TOTAL GEORGIA		35,880
Illinois - 0.3%
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, 2.22% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	9,500	9,500
Indiana - 1.2%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 2.36% 11/7/22, LOC Rabobank Nederland New York Branch, VRDN (c)	15,000	15,000
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2008 D1, 2.22% 11/7/22, VRDN (c)	8,000	8,000
Series 2008 E7, 2.2% 11/7/22, VRDN (c)	8,775	8,775
TOTAL INDIANA		31,775
Iowa - 1.2%
Council Bluffs Poll. Cont. Series 1995, 2.44% 11/7/22, VRDN (c)	11,200	11,200
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 2.27% 11/7/22, VRDN (c)	1,700	1,700
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 2.29% 11/7/22, VRDN (c)	19,700	19,700
TOTAL IOWA		32,600
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.41% 11/7/22, VRDN (c)	6,400	6,400
Series 2007 B, 2.41% 11/7/22, VRDN (c)	3,000	3,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 2.37% 11/7/22, VRDN (c)	700	700
Series 1994, 2.37% 11/7/22, VRDN (c)	9,600	9,600
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.37% 11/7/22, VRDN (c)	1,200	1,200
(Western Resources, Inc. Proj.) Series 1994, 2.37% 11/7/22, VRDN (c)	5,100	5,100
TOTAL KANSAS		26,000
Louisiana - 1.6%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 2.24% 11/7/22, VRDN (c)	1,800	1,800
Series 2009 A, 2.24% 11/7/22, VRDN (c)	22,400	22,400
(Christus Health Proj.) Series 2008 B, 2.2% 11/7/22, VRDN (c)	3,900	3,900
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.61% 11/7/22, VRDN (c)	9,400	9,400
Series 2010 B1, 2.8% 11/7/22, VRDN (c)	7,000	7,000
TOTAL LOUISIANA		44,500
Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 2.37% 11/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (c)	10,500	10,500
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 2.2% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	10,155	10,155
TOTAL MASSACHUSETTS		20,655
Michigan - 0.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 2.37% 11/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	2,100	2,100
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 2.28% 11/7/22, LOC Bank of Nova Scotia, VRDN (c)	4,300	4,300
TOTAL MICHIGAN		6,400
Minnesota - 0.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 2.22% 11/7/22, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 2.3% 11/7/22, LOC JPMorgan Chase Bank, VRDN (c)	10,550	10,550
TOTAL MINNESOTA		13,050
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 2.2% 11/7/22, VRDN (c)	4,000	4,000
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 2.3% 11/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	13,770	13,770
New York - 2.4%
New York City Gen. Oblig.:
Series 2009 B3, 2.19% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	3,595	3,595
Series 2014 I3, 2.2% 11/7/22 (Liquidity Facility Citibank NA), VRDN (c)	13,900	13,900
Series D5, 2.26% 11/7/22, LOC PNC Bank NA, VRDN (c)	9,875	9,875
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2016 AA2, 2.26% 11/7/22 (Liquidity Facility PNC Bank NA), VRDN (c)	10,900	10,900
Series FF, 1.59% 11/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,700	2,700
New York City Transitional Fin. Auth. Rev.:
Series 2013 C5, 2.2% 11/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	6,200	6,200
Series 2019 B4, 1.59% 11/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,590	3,590
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 2.2% 11/7/22, LOC Fannie Mae, VRDN (c)	15,300	15,300
TOTAL NEW YORK		66,060
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, 2.29% 11/30/22, VRDN (c)(d)	3,000	3,000
Ohio - 2.8%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 2.29% 11/7/22, LOC Northern Trust Co., VRDN (c)	7,420	7,420
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 2.2% 11/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (c)	6,700	6,700
Series 2011 D, 2.18% 11/7/22, VRDN (c)	29,000	29,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 2.24% 11/7/22, LOC Citizens Bank NA, VRDN (c)	22,660	22,660
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 2.2% 11/7/22, VRDN (c)	11,700	11,700
TOTAL OHIO		77,480
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 2.31% 11/7/22, LOC Truist Bank, VRDN (c)	2,400	2,400
Beaver County Indl. Dev. Auth. Series 2018 A, 2.31% 11/7/22, LOC Truist Bank, VRDN (c)	400	400
Chester County Health & Ed. Auth. Rev. Series 2009, 2.31% 11/7/22, LOC Manufacturers & Traders Trust Co., VRDN (c)	4,790	4,790
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 A, 2.25% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	12,200	12,200
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 2.31% 11/7/22, LOC Manufacturers & Traders Trust Co., VRDN (c)	2,520	2,520
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Eighth Series B, 2.22% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	1,400	1,400
Fifth Series A2, 2.22% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	2,900	2,900
Series 2009 C, 2.22% 11/7/22, LOC TD Banknorth, NA, VRDN (c)	13,610	13,610
TOTAL PENNSYLVANIA		40,220
Texas - 3.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 C, 2.2% 11/7/22, VRDN (c)	3,000	3,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 2.29% 11/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 2.29% 11/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	13,600	13,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 2.29% 11/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 2.29% 11/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	11,700	11,700
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 2.26% 11/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	4,800	4,800
Series 2011 A, 2.35% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,960	7,960
Series 2012 B, 2.35% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	6,100	6,100
Series 2013 B, 2.35% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	12,735	12,735
Series 2014 A, 2.35% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,100	4,100
Series 2019, 2.3% 11/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,000	8,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B, 2.15% 11/7/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	10,100	10,100
TOTAL TEXAS		89,295
Utah - 0.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.42% 11/7/22, VRDN (c)	21,500	21,500
Virginia - 0.8%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 2.22% 11/7/22, VRDN (c)	6,405	6,405
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 2.22% 11/7/22, LOC Wells Fargo Bank NA, VRDN (c)	14,345	14,345
TOTAL VIRGINIA		20,750
Washington - 0.1%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 2.3% 11/7/22, LOC Bank of America NA, VRDN (c)	3,000	3,000
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 2.36% 11/7/22, VRDN (c)	3,200	3,200
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.36% 11/7/22, VRDN (c)	10,630	10,630
TOTAL WYOMING		13,830
TOTAL VARIABLE RATE DEMAND NOTE (Cost $754,515)		754,515

Tender Option Bond - 41.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XL 02 54, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,300	6,300
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series ZL 02 98, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,000	5,000
TOTAL ALABAMA		11,300
Arizona - 0.6%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN:
Series 20 XF 09 90, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	410	410
Series XM 10 13, 2.36% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	445	445
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	10,605	10,605
Maricopa County Rev. Participating VRDN Series XL 01 52, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,765	2,765
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	500	500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,015	2,015
TOTAL ARIZONA		16,740
California - 1.2%
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	400	400
Series DBE 80 11, 2.38% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	20,540	20,540
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Floaters ZM 05 98, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,500	2,500
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,500	3,500
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	6,500	6,500
TOTAL CALIFORNIA		33,440
Colorado - 3.2%
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,100	1,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,005	3,005
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,600	6,600
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XG 02 51, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,845	2,845
Series XM 08 29, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,195	2,195
Series XM 08 41, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,480	7,480
Series ZF 08 09, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,200	1,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,000	2,000
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	38,320	38,320
Series MS 3316, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	14,030	14,030
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,560	1,560
Weld County School District No. 4 Participating VRDN Series RBC G 58, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,700	1,700
TOTAL COLORADO		87,285
Connecticut - 1.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 2.27% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,425	1,425
Series Floaters 014, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,250	7,250
Series Floaters 016, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	30,900	30,900
Series Floaters G3, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,200	2,200
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 2.42%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	3,100	3,100
Participating VRDN:
Series Floaters YX 10 77, 2.27% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,700	2,700
Series ROC II R 14073, 2.3% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	1,500	1,500
Series XM 08 67, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,800	2,800
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,530	1,530
TOTAL CONNECTICUT		53,405
District Of Columbia - 0.6%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,850	2,850
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,500	1,500
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	400	400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series 2022 XG 04 04, 2.33% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,200	3,200
Series XF 08 53, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,695	2,695
Series XF 08 55, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,140	2,140
Series XG 02 67, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,250	3,250
TOTAL DISTRICT OF COLUMBIA		16,035
Florida - 1.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 2.32% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,200	1,200
Brevard County Health Facilities Auth. Rev. Participating VRDN Series XL 02 53, 2.29% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,630	2,630
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,580	5,580
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	265	265
Series XG 02 81, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,130	2,130
Florida Gen. Oblig. Participating VRDN Series Floaters XF 06 80, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,775	1,775
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,230	3,230
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,600	2,600
Series XG 00 99, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	5,600	5,600
Orlando Health Participating VRDN Series 026, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	660	660
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 2.31% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,700	1,700
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	7,625	7,625
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 2.31% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,800	3,800
Series XM 08 68, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	400	400
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,925	1,925
TOTAL FLORIDA		42,520
Georgia - 1.8%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,225	1,225
Series XL 03 07, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,010	2,010
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 2.34% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,600	6,600
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,100	1,100
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,200	5,200
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 2.34% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	625	625
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,605	1,605
Series XF 08 30, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,990	2,990
Series XF 28 47, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,625	8,625
Series XG 02 56, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,000	5,000
Series XL 01 18, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,035	3,035
Main Street Natural Gas, Inc. Participating VRDN Series ZL 03 06, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,600	4,600
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,030	3,030
TOTAL GEORGIA		50,345
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 2.29% 11/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	1,850	1,850
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,590	3,590
TOTAL HAWAII		5,440
Illinois - 4.3%
Chicago Gen. Oblig. Participating VRDN:
Series E 151, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,400	8,400
Series Floaters XL 01 05, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,500	4,500
Series XM 10 05, 2.39% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	600	600
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,295	2,295
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,395	1,395
Illinois Fin. Auth. Participating VRDN:
Series XF 09 80, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,395	1,395
Series XF 30 36, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 2.34% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,720	5,720
Series Floaters 017, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,545	8,545
Series XF 07 11, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	13,550	13,550
Series XF 11 47, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,475	1,475
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,900	1,900
Series Floaters XF 10 13, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,315	5,315
Series Floaters XL 00 54, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,620	8,620
Series Floaters XX 10 81, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,000	5,000
Series Floaters YX 10 72, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,795	7,795
Series Floaters YX 10 86, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	745	745
Series XF 10 10, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,800	3,800
Series XF 28 41, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,450	1,450
Series XL 02 60, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,910	2,910
Series XM 07 59, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	820	820
Series XM 10 48, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,800	2,800
Series XX 11 41, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	800	800
Series YX 11 51, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0120, 2.3% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,100	3,100
Series 2022 XF 12 88, 2.3% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
Series Floaters XF 27 67, 2.3% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,800	4,800
Series XM 10 02, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,660	5,660
Series ZL 03 30, 2.3% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,975	1,975
TOTAL ILLINOIS		117,935
Indiana - 0.2%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	4,900	4,900
Kansas - 0.2%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,700	3,700
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,200	2,200
TOTAL KANSAS		5,900
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 2.34% 11/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	2,000	2,000
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XF 09 64, 2.27% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,900	1,900
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,005	1,005
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series XM 08 39, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,370	2,370
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,300	4,300
TOTAL KENTUCKY		11,575
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 2.27% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	43,065	43,065
New Orleans Wtr. Participating VRDN Series XM 07 35, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,500	1,500
TOTAL LOUISIANA		44,565
Maryland - 0.8%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,470	3,470
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,850	1,850
Series XF 10 21, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	7,900	7,900
Series XF 11 50, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,640	1,640
Univ. of Maryland Med. Sys., Participating VRDN Series 2022 031, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,300	8,300
TOTAL MARYLAND		23,160
Michigan - 0.8%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,900	4,900
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 2.34% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	365	365
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 2.27% (c)(e)(f)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series XM 02 23, 2.28% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	8,420	8,420
Series XM 04 72, 2.27% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	3,750	3,750
Series ZF 30 32, 2.27% 11/7/22 (Liquidity Facility UBS AG) (c)(e)(f)	2,600	2,600
TOTAL MICHIGAN		23,100
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,675	1,675
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 2.31% 11/2/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,300	1,300
Missouri - 1.6%
Kansas City Spl. Oblig. Participating VRDN Series XG 03 61, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,700	1,700
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,600	1,600
Series Floaters XG 01 57, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,345	10,345
Series Floaters XG 01 84, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,400	3,400
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,400	6,400
Series Floaters C17, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,860	3,860
Series XG 03 00, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,025	2,025
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,400	2,400
TOTAL MISSOURI		43,330
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	900	900
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,300	3,300
TOTAL NEBRASKA		4,200
Nevada - 1.0%
Clark County Fuel Tax Participating VRDN:
Series Floaters XM 28 19, 2.27% (c)(e)(f)	2,500	2,500
Series Floaters ZF 27 33, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	9,300	9,300
Series Floaters ZM 06 33, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,100	4,100
Series Floaters ZM 06 39, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,400	1,400
Clark County Hwy. Impt. Rev. Participating VRDN Series XG 03 65, 2.27% (c)(e)(f)	5,000	5,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,400	5,400
TOTAL NEVADA		27,700
New Jersey - 1.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,900	6,900
Series Floaters XG 01 68, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,700	2,700
Series Floaters XL 00 52, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,600	4,600
Series XG 02 60, 2.32% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	8,260	8,260
Series XG 02 61, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	7,860	7,860
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,325	3,325
Series Floaters XG 02 24, 2.32% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	885	885
Series Floaters XX 10 93, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,000	7,000
Series YX 11 38, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,450	6,450
TOTAL NEW JERSEY		47,980
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 2.29% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,500	1,500
New York - 4.2%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 2.39% 12/12/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	700	700
Series E 133, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	23,000	23,000
Series Floaters E87, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,295	3,295
Series RBC G 55, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,400	2,400
Series XL 01 65, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	400	400
Series XL 02 99, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,860	2,860
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	10,000	10,000
Series XF 13 25, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
Series XF 13 36, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,600	2,600
Series ZL 02 48, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,000	3,000
New York Dorm. Auth. Rev.:
Bonds Series MS 00 09, 2.34%, tender 12/8/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,700	1,700
Participating VRDN Series E-146, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,700	6,700
Series XF 28 68, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	16,700	16,700
Series XF 28 78, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,500	2,500
Series XF 30 00, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	15,230	15,230
Series XG 02 90, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	13,400	13,400
Triborough Bridge & Tunnel Auth. Participating VRDN Series XF 13 32, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,000	3,000
TOTAL NEW YORK		115,085
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 65, 2.27% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,035	3,035
Series Floaters XF 26 00, 2.27% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	900	900
TOTAL NEW YORK AND NEW JERSEY		3,935
North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters XG 02 07, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,900	1,900
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,888	5,888
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 2.27% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,585	8,585
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	280	280
Series XF 13 52, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
Series ZL 02 61, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,100	2,100
TOTAL NORTH CAROLINA		25,253
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,175	1,175
Ohio - 1.1%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 2.33% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,100	1,100
Berea Ohio City School District Participating VRDN Series RBC G 54, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,600	1,600
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.34% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	600	600
Euclid City School District Participating VRDN Series G-39, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	15,400	15,400
Series XX 12 48, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,365	1,365
Ohio Hosp. Rev. Participating VRDN:
Series 002, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,195	2,195
Series C18, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,400	1,400
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.44%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,400	1,400
TOTAL OHIO		29,725
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series E 140, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,540	7,540
Series Floaters XG 02 10, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,200	3,200
Series XX 12 24, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,210	6,210
TOTAL OKLAHOMA		16,950
Oregon - 0.3%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,400	3,400
Salem Hosp. Facility Auth. Rev. Participating VRDN:
Series XM 08 13, 2.29% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,500	1,500
Series ZF 09 42, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,300	1,300
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,700	1,700
TOTAL OREGON		7,900
Pennsylvania - 1.1%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XL 00 60, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,300	1,300
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 2.32% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,395	1,395
Series XM 08 87, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	700	700
Series ZF 28 11, 2.32% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,380	9,380
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,000	2,000
Series Floaters ZM 06 50, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,300	1,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,005	4,005
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series BC 22 018, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,400	1,400
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series XG 02 53, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,200	1,200
Series XM 00 05, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	800	800
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	900	900
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XF 30 41, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,600	2,600
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,500	2,500
TOTAL PENNSYLVANIA		29,480
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,300	1,300
South Carolina - 1.9%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 2.29% 11/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	3,225	3,225
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters XF 07 43, 2.31% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,475	3,475
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,720	3,720
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	29,695	29,695
Series Floaters XG 01 49, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 2.44%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	900	900
Participating VRDN Series Floaters XM 06 91, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,500	1,500
TOTAL SOUTH CAROLINA		52,390
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,950	2,950
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,200	8,200
Series Floaters XG 01 94, 2.28% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,100	3,100
TOTAL TENNESSEE		14,250
Texas - 2.9%
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.44%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,345	1,345
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,400	3,400
Aubrey Tex Independent School District Participating VRDN Series 2022 XF 13 72, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,075	3,075
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,120	3,120
El Paso Independent School District Participating VRDN Series Solar 17 01, 2.29% 11/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	4,800	4,800
El Paso Wtr. & Swr. Rev. Bonds Series 2022 MS 00 10, 2.34%, tender 12/1/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,400	3,400
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 2.39% 12/12/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,000	14,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XL 03 23, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,960	2,960
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,900	2,900
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,400	1,400
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 2.34% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	925	925
North Texas Tollway Auth. Rev. Bonds Series G-112, 2.44%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,630	1,630
Parker County Participating VRDN Series Floaters G 38, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,000	4,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Series 16 XF0411, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,725	2,725
Series 16 ZF 0282, 2.29% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,070	1,070
Series XG 02 78, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,200	1,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 06 98, 2.28% 11/7/22 (Liquidity Facility UBS AG) (c)(e)(f)	1,800	1,800
Texas Gen. Oblig. Participating VRDN Series Floaters G 65, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,050	4,050
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 2.27% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,240	2,240
Series Floaters XF 27 30, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,400	4,400
Series XM 10 50, 2.27% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	3,625	3,625
Whitehouse Independent School District Participating VRDN Series Floaters G10, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,050	2,050
Ysleta Tex Independent School District Participating VRDN Series XF 13 95, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,335	4,335
TOTAL TEXAS		79,450
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XM 07 32, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,910	1,910
Series XG 02 89, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,545	1,545
TOTAL UTAH		3,455
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,937	10,937
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XG 03 69, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,000	2,000
Series ZL 02 43, 2.27% 11/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,330	1,330
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,625	2,625
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.44%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	300	300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,255	1,255
Series ZF 09 16, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,275	1,275
TOTAL VIRGINIA		19,722
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 2.26% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	5,840	5,840
Gonzaga Univ. Participating VRDN Series XG 03 80, 2.28% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,230	1,230
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,200	2,200
Multicare Health Sys. Participating VRDN Series E 153, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,400	5,400
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,600	7,600
Series XG 02 87, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,090	2,090
Series XG 02 92, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	300	300
Washington Gen. Oblig. Participating VRDN Series Floaters XM 06 94, 2.27% 11/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	2,475	2,475
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,830	6,830
Series 2015 XF0150, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,100	5,100
Series YX 12 10, 2.34% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	900	900
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	890	890
TOTAL WASHINGTON		40,855
West Virginia - 0.1%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 2.29% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,475	1,475
Wisconsin - 0.8%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 2.28% 11/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,160	2,160
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,530	1,530
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 2.27% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,320	2,320
Series Floaters XF 25 83, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Series Floaters XG 00 72, 2.3% 11/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,000	3,000
Series Floaters XG 02 40, 2.27% 11/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,860	1,860
Series Floaters ZF 26 36, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,635	3,635
Series XF 22 24, 2.27% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,500	4,500
TOTAL WISCONSIN		23,005
TOTAL TENDER OPTION BOND (Cost $1,140,735)		1,140,735

Other Municipal Security - 16.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2022, 2.68% 12/7/22, CP	11,900	11,900
California - 0.0%
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 C, 5%, tender (c)	510	510
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2012 A, 5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	205	206
Series 2016 C, 5%, tender 11/15/23 (c)	2,000	2,026
Compark Bus. Camp Dt Co. Bonds Series 2012 A, 6.75% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	1,000	1,003
TOTAL COLORADO		3,235
District Of Columbia - 0.1%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2022 B, 2.75% 12/2/22, LOC TD Banknorth, NA, CP	2,402	2,402
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds Series 2022, 2.73% tender 12/8/22, LOC Bank of America NA, CP mode	9,300	9,300
Florida Local Govt. Fin. Cmnty. Series 2022 A1, 2.75% 12/6/22, LOC JPMorgan Chase Bank, CP	3,800	3,800
Miami-Dade County School District TAN Series 2022, 4% 2/23/23	145	145
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.54%, tender 5/30/23 (c)(g)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 2.62%, tender 5/30/23 (c)(g)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.54%, tender 5/30/23 (c)(g)	16,400	16,400
TOTAL FLORIDA		51,245
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2012 EF, 5% 11/1/22	3,500	3,500
Illinois - 0.5%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.54%, tender 5/30/23 (c)(g)	10,510	10,510
Series 2017 B, 5%, tender 12/15/22 (c)	2,100	2,105
TOTAL ILLINOIS		12,615
Indiana - 0.1%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (c)	2,990	2,982
Kentucky - 0.2%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 5% 11/1/22	3,045	3,045
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2013 A, 5.25% 1/1/23 (Pre-Refunded to 1/1/23 @ 100)	1,500	1,505
Kentucky State Property & Buildings Commission Rev. Bonds Series B, 5% 11/1/22	1,600	1,600
TOTAL KENTUCKY		6,150
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2022, 2.77% 12/14/22, LOC TD Banknorth, NA, CP	11,800	11,800
Worcester Gen. Oblig. BAN Series 2022, 3% 3/1/23	0	0
TOTAL MASSACHUSETTS		11,800
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.62%, tender 5/30/23 (c)(g)	7,785	7,785
Michigan Bldg. Auth. Rev. Series 2022 9, 2.06% 11/17/22, LOC JPMorgan Chase Bank, CP	14,800	14,800
Michigan State Univ. Revs. Series 2022 G:
2.57% 11/16/22, CP	4,000	4,000
2.74% 12/8/22, CP	4,700	4,700
TOTAL MICHIGAN		31,285
Minnesota - 0.6%
Minnesota State Gen. Fdg. Rev. Bonds Series 2022 A, 5% 3/1/23	5,815	5,852
Univ. of Minnesota Gen. Oblig.:
Series 2022 07 C, 2.74% 12/8/22, CP	2,900	2,900
Series 2022 G, 2.7% 12/7/22, CP	2,000	2,000
Series 2022 H, 2.7% 12/7/22, CP	6,500	6,500
TOTAL MINNESOTA		17,252
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series 2022 A:
2.73% 12/8/22, CP	4,400	4,400
2.73% 12/9/22, CP	4,400	4,400
TOTAL NEBRASKA		8,800
Nevada - 0.1%
Clark County Fuel Tax Bonds Series 2018 B, 5% 12/1/22	3,295	3,301
New Jersey - 0.2%
Cedar Grove Township Gen. Oblig. BAN Series 2022, 4% 7/10/23	4,757	4,796
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	1,200	1,215
TOTAL NEW JERSEY		6,011
New York - 0.8%
Babylon Union Free School District TAN Series 2022, 5% 4/14/23	4,000	4,028
Casenovia Central School District BAN Series 2022, 4% 7/14/23	4,271	4,312
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	6,100	6,180
Sachem Central School District of Holbrook TAN Series 2022, 4% 3/16/23	7,700	7,733
TOTAL NEW YORK		22,253
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 2022 B, 2.64% 11/28/22, CP	2,400	2,400
Ohio - 0.2%
Franklin County Rev. Bonds Series 2013 OH, 1.6%, tender 11/1/22 (c)	3,450	3,450
Ohio Mental Health Cap. Facilities Bonds Series 2021 A, 5% 2/1/23	825	829
TOTAL OHIO		4,279
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2022 A, 2.75% 12/2/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,000	3,000
Pennsylvania - 0.2%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2022, 2.99% tender 1/20/23, CP mode	4,300	4,300
South Carolina - 0.1%
Charleston County School District BAN Series 2022 A, 3% 11/3/22	1,050	1,050
Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Bonds Series 2013 A:
5.25% 1/1/23 (Pre-Refunded to 1/1/23 @ 100)	2,950	2,960
5.25% 1/1/23 (Pre-Refunded to 1/1/23 @ 100)	1,460	1,465
Memphis Gen. Oblig. Series 2022 A, 2.6% 11/17/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,100	2,100
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Bonds Series 2012, 5.25% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	3,700	3,709
Tennessee School Board Auth. Bonds Series 2013 A, 5%	860	860
TOTAL TENNESSEE		11,094
Texas - 7.3%
Austin Elec. Util. Sys. Rev. Series 2022 A, 2.68% 12/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	40,600	40,600
Garland Series 2022, 2.6% 12/1/22, LOC Barclays Bank PLC, CP	2,000	2,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 A, 5% 12/1/22	1,075	1,077
Series 2022 B1, 1.9% tender 11/1/22, CP mode	9,000	9,000
Series 2022 B3, 2.92% tender 1/4/23, CP mode	8,300	8,300
Harris County Gen. Oblig.:
Series 2022 A1:
2.28% 11/2/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,400	2,400
2.6% 11/16/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,250	3,250
Series 2022 D:
2.6% 11/16/22 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
2.6% 11/16/22 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
Harris County Metropolitan Trans. Auth.:
Series 2022 A1:
1.8% 11/16/22 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
2.75% 12/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
Series 2022 A3, 2.6% 11/9/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,600	2,600
Houston Gen. Oblig. Series 2022 G2, 1.85% 11/1/22, LOC Barclays Bank PLC, CP	2,600	2,600
Lower Colorado River Auth. Rev.:
Series 2022 B:
1.79% 11/3/22, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
2.88% 12/8/22, LOC State Street Bank & Trust Co., Boston, CP	5,033	5,033
Series 2022 L, 2.75% 12/15/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,261	2,261
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2013, 5% 2/1/23 (Pre-Refunded to 2/1/23 @ 100)	2,200	2,210
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.54%, tender 5/30/23 (c)(g)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.54%, tender 5/30/23 (c)(g)	11,600	11,600
Texas A&M Univ. Rev. Series 2022 B, 2.65% 12/5/22, CP	1,525	1,525
Univ. of Texas Board of Regents Sys. Rev. Series 2022 A:
1.98% 11/2/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,500	2,500
2% 11/1/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
2.4% 11/3/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
2.52% 11/15/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
2.55% 11/16/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,400	7,400
2.7% 12/6/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,400	7,400
2.72% 12/5/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
2.74% 12/9/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2022 A:
2.3% 1/10/23, CP	2,900	2,900
2.53% 11/14/22, CP	7,400	7,400
2.7% 12/6/22, CP	7,400	7,400
2.72% 12/5/22, CP	7,300	7,300
2.72% 12/7/22, CP	7,300	7,300
2.74% 12/8/22, CP	7,100	7,100
TOTAL TEXAS		201,656
Virginia - 0.0%
Loudoun County Gen. Oblig. Bonds Series 2019 A, 5% 12/1/22	1,000	1,002
Washington - 0.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2016 S1, 5% 11/1/22	1,120	1,120
King County Gen. Oblig.:
Bonds Series 2012, 5% 12/1/22	1,000	1,002
Series 2022 A:
2.54% 11/15/22, CP	4,300	4,300
2.55% 11/3/22, CP	2,700	2,700
Washington Gen. Oblig. Bonds Series 2021 BR, 5% 1/1/23	500	502
TOTAL WASHINGTON		9,624
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2022:
2.1% 5/15/23, CP	2,768	2,768
2.68% 7/3/23, CP	4,600	4,600
2.68% 7/5/23, CP	4,600	4,600
TOTAL WISCONSIN		11,968
TOTAL OTHER MUNICIPAL SECURITY (Cost $445,614)		445,614

Investment Company - 15.7%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 1.94% (h)(i) (Cost $435,082)	434,961,749	435,082

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,775,946)	2,775,946
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(8,497)
NET ASSETS - 100.0%	2,767,449

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,200,000 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,675,000 or 0.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.44%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	5/03/21	1,345

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.42%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	3,100

North Texas Tollway Auth. Rev. Bonds Series G-112, 2.44%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	1,630

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.44%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	1,400

Port Auth. of New York & New Jersey Series 1997 1, 2.29% 11/30/22, VRDN	7/31/20	3,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 2.44%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	900

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.44%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.94%	181,902	1,329,356	1,076,166	2,480	(10)	-	435,082	24.5%
Total	181,902	1,329,356	1,076,166	2,480	(10)	-	435,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Tax-Exempt Money Market Fund
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,340,864)	$2,340,864
Fidelity Central Funds (cost $435,082)	435,082

Total Investment in Securities (cost $2,775,946)		$2,775,946
Cash		11,383
Receivable for investments sold		5,900
Receivable for fund shares sold		9,211
Interest receivable		8,486
Distributions receivable from Fidelity Central Funds		762
Prepaid expenses		4
Receivable from investment adviser for expense reductions		111
Total assets		2,811,803
Liabilities
Payable for investments purchased	31,591
Payable for fund shares redeemed	11,232
Distributions payable	547
Accrued management fee	563
Distribution and service plan fees payable	28
Other affiliated payables	352
Other payables and accrued expenses	41
Total Liabilities		44,354
Net Assets		$2,767,449
Net Assets consist of:
Paid in capital		$2,767,735
Total accumulated earnings (loss)		(286)
Net Assets		$2,767,449

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value , offering price and redemption price per share ($45,102 ÷ 45,045 shares)		$1.00
Daily Money Class :
Net Asset Value , offering price and redemption price per share ($44,232 ÷ 44,174 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value , offering price and redemption price per share ($1,202,425 ÷ 1,200,894 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($1,475,690 ÷ 1,473,773 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended October 31, 2022
Investment Income
Interest		$19,107
Income from Fidelity Central Funds		2,476
Total Income		21,583
Expenses
Management fee	$6,477
Transfer agent fees	3,939
Distribution and service plan fees	352
Accounting fees and expenses	241
Custodian fees and expenses	25
Independent trustees' fees and expenses	8
Registration fees	146
Audit	38
Legal	3
Miscellaneous	8
Total expenses before reductions	11,237
Expense reductions	(3,491)
Total expenses after reductions		7,746
Net Investment income (loss)		13,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(259)
Fidelity Central Funds	(10)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		(265)
Net increase in net assets resulting from operations		$13,572
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,837	$252
Net realized gain (loss)	(265)	937
Net increase in net assets resulting from operations	13,572	1,189
Distributions to shareholders	(13,836)	(1,814)
Share transactions - net increase (decrease)	190,729	(421,308)
Total increase (decrease) in net assets	190,465	(421,933)

Net Assets
Beginning of period	2,576,984	2,998,917
End of period	$2,767,449	$2,576,984

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.003	- B	.002	.007	.004
Net realized and unrealized gain (loss)	-	.001	.001	- B	- B
Total from investment operations	.003	.001	.003	.007	.004
Distributions from net investment income	(.003)	- B	(.002)	(.007)	(.004)
Distributions from net realized gain	-	(.001)	(.001)	-	- B
Total distributions	(.003)	(.001)	(.003)	(.007)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.27%	.07%	.30%	.68%	.44%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.56%	.13%	.63%	.95%	.95%
Expenses net of all reductions	.56%	.13%	.63%	.95%	.95%
Net investment income (loss)	.28%	.01%	.25%	.68%	.43%
Supplemental Data
Net assets, end of period (in millions)	$45	$45	$48	$53	$64

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.004	- B	.004	.009	.007
Net realized and unrealized gain (loss)	-	.001	- B	- B	- B
Total from investment operations	.004	.001	.004	.009	.007
Distributions from net investment income	(.004)	- B	(.004)	(.009)	(.007)
Distributions from net realized gain	-	(.001)	- B	-	- B
Total distributions	(.004)	(.001)	(.004)	(.009)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.36%	.07%	.41%	.94%	.69%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.45%	.13%	.51%	.70%	.70%
Expenses net of all reductions	.45%	.13%	.51%	.70%	.70%
Net investment income (loss)	.38%	.01%	.36%	.94%	.68%
Supplemental Data
Net assets, end of period (in millions)	$44	$53	$62	$70	$85

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	.005	.012	.009
Net realized and unrealized gain (loss)	-	.001	- B	- B	- B
Total from investment operations	.005	.001	.005	.012	.009
Distributions from net investment income	(.005)	- B	(.005)	(.012)	(.009)
Distributions from net realized gain	-	(.001)	- B	-	- B
Total distributions	(.005)	(.001)	(.005)	(.012)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.49%	.07%	.53%	1.19%	.95%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.32%	.13%	.39%	.45%	.45%
Expenses net of all reductions	.32%	.13%	.39%	.45%	.45%
Net investment income (loss)	.51%	.01%	.49%	1.18%	.93%
Supplemental Data
Net assets, end of period (in millions)	$1,202	$1,315	$1,484	$1,827	$2,258

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.006	.013	.011
Net realized and unrealized gain (loss)	-	.001	- B	- B	- B
Total from investment operations	.006	.001	.006	.013	.011
Distributions from net investment income	(.006)	- B	(.006)	(.013)	(.011)
Distributions from net realized gain	-	(.001)	(.001)	-	- B
Total distributions	(.006)	(.001)	(.006) C	(.013)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	.57%	.07%	.64%	1.31%	1.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.26%	.13%	.31%	.33%	.33%
Expenses net of all reductions	.26%	.13%	.31%	.33%	.33%
Net investment income (loss)	.58%	.01%	.56%	1.30%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$1,476	$1,165	$1,406	$1,591	$1,497

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.   Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$327

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Treasury Money Market Fund	$ 32,934,623	$1,640	$(1,640)	$-
Fidelity Tax-Exempt Money Market Fund	2,775,946	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Treasury Money Market Fund	$89	$(280)	$-
Fidelity Tax-Exempt Money Market Fund	-	(265)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Total capital loss carryforward
Fidelity Treasury Money Market Fund	$(280)	$(280)
Fidelity Tax-Exempt Money Market Fund	(265)	(265)

The tax character of distributions paid was as follows:

October 31, 2022
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Treasury Money Market Fund	$-	$239,562	$-	$239,562
Fidelity Tax-Exempt Money Market Fund	13,836	-	-	13,836

October 31, 2021
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Treasury Money Market Fund	$-	$3,193	$-	$3,193
Fidelity Tax-Exempt Money Market Fund	275	-	1,539	1,814

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of   .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	$7,999	$7,929
Daily Money Class	-%	.25%	4,723	4,266
Advisor C Class	.75%	.25%	1,119	1,119
			$13,841	$13,314
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	$230	$221
Daily Money Class	-%	.25%	122	104
			$352	$325

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$26
Advisor C Class A	$33

A   When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$3,199
Daily Money Class	3,779
Advisor C Class	224
Fidelity Treasury Money Market Fund	49,912
$57,114
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$92
Daily Money Class	97
Fidelity Tax-Exempt Money Market Fund	2,507
Premium Class	1,243
$3,939

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	- A
Fidelity Tax-Exempt Money Market Fund	.01
A   Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	136,531	45,870	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	$199
Daily Money Class	.70%	224
Advisor C Class	1.45%	11
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	$8
Daily Money Class	.70%	9
Fidelity Tax-Exempt Money Market Fund	.42%	315
Premium Class	.30%	571

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$6,913
Daily Money Class	5,287
Advisor C Class	717
Fidelity Treasury Money Market Fund	45,019
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$181
Daily Money Class	122
Fidelity Tax-Exempt Money Market Fund	1,488
Premium Class	795

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Treasury Money Market Fund	$9
Fidelity Tax-Exempt Money Market Fund	2
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2022	Year ended October 31, 2021
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$7,806	$164
Daily Money Class	11,250	194
Advisor C Class	401	10
Fidelity Treasury Money Market Fund	220,105	2,825
Total	$239,562	$3,193
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$122	$31
Daily Money Class	160	39
Fidelity Tax-Exempt Money Market Fund	5,893	931
Premium Class	7,661	813
Total	$13,836	$1,814
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	9,132,711	10,565,078	$9,132,711	$10,565,078
Reinvestment of distributions	4,877	111	4,877	111
Shares redeemed	(9,136,531)	(10,398,868)	(9,136,531)	(10,398,868)
Net increase (decrease)	1,057	166,321	$1,057	$166,321
Daily Money Class
Shares sold	5,924,283	6,909,953	$5,924,283	$6,909,953
Reinvestment of distributions	7,459	119	7,459	119
Shares redeemed	(5,837,369)	(7,277,398)	(5,837,369)	(7,277,398)
Net increase (decrease)	94,373	(367,326)	$94,373	$(367,326)
Advisor C Class
Shares sold	141,870	67,033	$141,870	$67,033
Reinvestment of distributions	396	9	396	9
Shares redeemed	(97,275)	(108,831)	(97,275)	(108,831)
Net increase (decrease)	44,991	(41,789)	$44,991	$(41,789)
Fidelity Treasury Money Market Fund
Shares sold	141,392,543	132,911,898	$141,392,543	$132,911,898
Reinvestment of distributions	149,964	2,033	149,964	2,033
Shares redeemed	(142,440,166)	(127,709,184)	(142,440,166)	(127,709,184)
Net increase (decrease)	(897,659)	5,204,747	$(897,659)	$5,204,747
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	7,441	4,118	$7,441	$4,118
Reinvestment of distributions	116	30	116	30
Shares redeemed	(7,087)	(7,380)	(7,087)	(7,380)
Net increase (decrease)	470	(3,232)	$470	$(3,232)
Daily Money Class
Shares sold	21,523	14,155	$21,523	$14,155
Reinvestment of distributions	137	32	137	32
Shares redeemed	(30,324)	(22,964)	(30,324)	(22,964)
Net increase (decrease)	(8,664)	(8,777)	$(8,664)	$(8,777)
Fidelity Tax-Exempt Money Market Fund
Shares sold	267,433	151,747	$267,433	$151,747
Reinvestment of distributions	5,490	881	5,490	881
Shares redeemed	(384,606)	(321,516)	(384,606)	(321,516)
Net increase (decrease)	(111,683)	(168,888)	$(111,683)	$(168,888)
Premium Class
Shares sold	1,359,383	497,944	$1,359,383	$497,944
Reinvestment of distributions	6,439	711	6,439	711
Shares redeemed	(1,055,216)	(739,066)	(1,055,216)	(739,066)
Net increase (decrease)	310,606	(240,411)	$310,606	$(240,411)
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Treasury Money Market Fund
Capital Reserves Class **	.90%
Actual		$ 1,000	$ 1,005.00	$ 4.55
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58
Daily Money Class	.69%
Actual		$ 1,000	$ 1,006.00	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52
Advisor C Class **	1.28%
Actual		$ 1,000	$ 1,003.10	$ 6.46
Hypothetical- B		$ 1,000	$ 1,018.75	$ 6.51
Fidelity® Treasury Money Market Fund	.42%
Actual		$ 1,000	$ 1,007.40	$ 2.13
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14
Fidelity® Tax-Exempt Money Market Fund
Capital Reserves Class **	.88%
Actual		$ 1,000	$ 1,002.60	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.77	$ 4.48
Daily Money Class	.69%
Actual		$ 1,000	$ 1,003.50	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52
Fidelity® Tax-Exempt Money Market Fund	.44%
Actual		$ 1,000	$ 1,004.80	$ 2.22
Hypothetical- B		$ 1,000	$ 1,022.99	$ 2.24
Premium Class	.32%
Actual		$ 1,000	$ 1,005.50	$ 1.62
Hypothetical- B		$ 1,000	$ 1,023.59	$ 1.63

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$ 4.80
Hypothetical - B		$ 4.84
Advisor C Class	1.45%
Actual		$ 7.32
Hypothetical - B		$ 7.38
Fidelity® Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$ 4.79
Hypothetical - B		$ 4.84

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Treasury Money Market Fund
Capital Reserves Class	33.24%
Daily Money Class	33.24%
Advisor C Class	33.24%
Fidelity Treasury Money Market Fund	33.24%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$3,051,192

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Treasury Money Market Fund	3,300,969

A percentage of the dividends distributed during the fiscal year for the following fund was free from federal income tax:

Fidelity Tax-Exempt Money Market Fund	100%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Tax-Exempt Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Treasury Money Market Fund
The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board also noted that, as discussed below, the total expense ratio of the representative class, including and excluding waivers and reimbursements, is below the median.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class of Fidelity Tax-Exempt Money Market Fund ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that the total net expense ratio of the retail class of Fidelity Treasury Money Market Fund ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.42% for retail class of Treasury Money Market Fund and 0.43% for Premium Class of Tax-Exempt Money Market Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 28, 2023. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through February 28, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.538749.125
DMFI-ANN-1222

Item 2.

Code of Ethics

As of the end of the period, October 31, 2022, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$31,700	$2,500	$2,000	$1,100
Fidelity Treasury Money Market Fund	$37,400	$2,900	$2,000	$1,300

October 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$30,800	$2,600	$1,900	$1,200
Fidelity Treasury Money Market Fund	$36,300	$3,000	$1,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2022A	October 31, 2021A
Audit-Related Fees	$7,914,600	$8,830,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2022A	October 31, 2021A
PwC	$12,894,800	$14,499,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022